Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Atmus Filtration Technologies Inc.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Central Index Key	0001921963
Amendment Flag	false